IMPAIRMENT OF LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
Impairment of long-term assets	(in thousands of $)

Vessel	2014 Market value(1)	2014 Carrying value	Deficit
Golar Arctic	136,000	156,000	20,000